UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                          811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	06/30
Date of reporting period:	09/30/09

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC California Municipal Money Market Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--98.0%	Rate (%)	Date	Amount ($)	Value ($)
California--92.7%
ABAG Finance Authority for
Nonprofit Corporations,
Revenue (Northbay Healthcare
Group) (LOC; JPMorgan Chase
Bank)	0.34	10/7/09	7,000,000 a	7,000,000
ABAG Finance Authority for
Nonprofit Corporations,
Revenue, Refunding (Eskaton
Properties, Inc.) (LOC; Bank
of America)	0.34	10/7/09	1,600,000 a	1,600,000
Alameda County Industrial
Development Authority, Revenue
(P.J.'s Lumber, Inc. Project)
(LOC; Comerica Bank)	0.70	10/7/09	2,005,000 a	2,005,000
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.70	10/7/09	7,000,000 a	7,000,000
California,
Economic Recovery Bonds
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.70	10/7/09	3,900,000 a	3,900,000
California Department of Water
Resources, Power Supply
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.45	10/7/09	4,000,000 a	4,000,000
California Department of Water
Resources, Power Supply
Revenue (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.27	10/1/09	10,000,000 a	10,000,000
California Educational Facilities
Authority, Revenue (University
of San Francisco) (LOC; Allied

Irish Banks)	0.40	10/7/09	2,200,000 a	2,200,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.25	1/13/10	7,100,000	7,100,000
California Educational Facilities
Authority, Revenue, CP
(Stanford University)	0.40	2/25/10	2,100,000	2,100,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.75	10/7/09	2,910,000 a	2,910,000
California Infrastructure and
Economic Development Bank, IDR
(Starter and Alternator
Exchange, Inc. Project) (LOC;
California State Teachers
Retirement System)	0.60	10/7/09	1,100,000 a	1,100,000
California Pollution Control
Financing Authority, SWDR
(Blue Line Transfer Inc.
Project) (LOC; Union Bank of
California)	0.50	10/7/09	700,000 a	700,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.60	10/7/09	2,400,000 a	2,400,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.60	10/7/09	2,695,000 a	2,695,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.60	10/7/09	495,000 a	495,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank of California)	0.50	10/7/09	3,030,000 a	3,030,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.60	10/7/09	2,325,000 a	2,325,000

California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company
Project) (LOC; Union Bank of
California)	0.50	10/7/09	5,540,000 a	5,540,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.60	10/7/09	3,800,000 a	3,800,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.60	10/7/09	2,000,000 a	2,000,000
California Statewide Communities
Development Authority, Revenue
(Rady Children's Hospital -
San Diego) (LOC; Bank of the
West)	0.30	10/1/09	4,750,000 a	4,750,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.37	12/10/09	7,000,000	7,000,000
California Statewide Communities
Development Authority,
Revenue, Refunding (University
Retirement Community at Davis
Project) (LOC; Bank of America)	0.27	10/1/09	5,000,000 a	5,000,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.32	10/7/09	5,200,000 a,b	5,200,000
Eastern Municipal Water District,
Water and Sewer Revenue, COP
(Installment Sale Agreement
with Eastern Municipal Water
District Facilities
Corporation) (Liquidity
Facility; Citibank NA)	0.36	10/7/09	3,000,000 a,b	3,000,000
Fremont Public Financing
Authority, COP (Financing

Project) (LOC; Allied Irish
Banks)	0.40	10/7/09	13,800,000 a	13,800,000
Fresno,
Sewer System Revenue (Insured;
Assured Guaranty and Liquidity
Facility; Citibank NA)	0.60	10/7/09	4,000,000 a,b	4,000,000
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.38	6/1/10	1,000,000 c	1,032,758
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.38	10/7/09	5,505,000 a,b	5,505,000
Kern County,
GO Notes, TRAN	2.50	6/30/10	6,200,000	6,278,182
Los Angeles Department of Water
and Power, Power System Revenue	5.00	7/1/10	800,000	826,299
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.40	10/14/09	1,000,000	1,000,000
Los Angeles Municipal Improvement
Corporation, LR, CP (LOC; Bank
of America)	0.40	11/18/09	2,500,000	2,500,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority, MFHR
(La Mision Village Apartments
Project)) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.62	10/7/09	2,250,000 a,b	2,250,000
Richmond,
Wastewater Revenue, Refunding
(LOC; Union Bank of California)	0.40	10/7/09	755,000 a	755,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; FSA and
Liquidity Facility;

Westdeutsche Landesbank)	0.40	10/7/09	1,815,000 a	1,815,000
University of California,
Revenue, CP	0.35	10/14/09	3,000,000	3,000,000
Victorville Joint Powers Financing
Authority, LR (Cogeneration
Facility Project) (LOC; Fortis
Bank)	0.85	10/7/09	9,770,000 a	9,770,000
Wells Fargo Stage Trust
(City and County of San
Francisco, COP (Multiple
Capital Improvement Projects))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	0.30	10/7/09	2,000,000 a,b	2,000,000
Wells Fargo Stage Trust
(San Diego Public Facilities
Financing Authority, Senior
Sewer Revenue) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.30	10/7/09	8,000,000 a,b	8,000,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.37	10/7/09	2,540,000 a	2,540,000

U.S. Related--5.3%
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.37	10/7/09	5,000,000 a,b	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	1.29	10/7/09	4,460,000 a,b	4,460,000

Total Investments (cost $173,382,239)			98.0%	173,382,239
Cash and Receivables (Net)			2.0%	3,451,220

Net Assets	100.0%	176,833,459

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, these securities amounted to $39,415,000 or 22.3% of net assets.
c	This security is prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue

IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	173,382,239
Level 3 - Significant Unobservable Inputs	-
Total	173,382,239

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.

There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC Massachusetts Municipal Money Market Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.1%	Rate (%)	Date	Amount ($)	Value ($)
Florida--.1%
Alachua County Health Facilities
Authority, Continuing Care
Retirement Community Revenue
(Oak Hammock at the University
of Florida Project) (LOC; Bank
of Scotland)	0.43	10/1/09	100,000 a	100,000

Massachusetts--96.4%
Andover,
GO Notes, BAN	1.00	3/25/10	4,166,500	4,173,432
Boston,
GO Notes	2.25	2/1/10	530,000	532,636
Manchester Essex Regional School
District, GO Notes, BAN	1.75	10/30/09	2,750,000	2,752,831
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.42	10/1/09	2,700,000 a	2,700,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.35	10/7/09	4,900,000 a	4,900,000
Massachusetts Development Finance
Agency, Multi-Mode Revenue
(Worcester Academy Project)
(LOC; Allied Irish Banks)	0.32	10/7/09	300,000 a	300,000
Massachusetts Development Finance
Agency, Revenue (Beaver
Country Day School Issue)
(LOC; Allied Irish Banks)	0.65	10/7/09	4,400,000 a	4,400,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; Allied
Irish Banks)	0.27	10/1/09	1,400,000 a	1,400,000

Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; BNP
Paribas)	0.25	10/7/09	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD
Bank)	0.32	10/7/09	2,590,000 a	2,590,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.32	10/7/09	3,800,000 a	3,800,000
Massachusetts Development Finance
Agency, Revenue (Harvard
University Issue)	0.35	10/7/09	4,500,000 a	4,500,000
Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.31	10/7/09	2,000,000 a	2,000,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue) (LOC; Bank
of America)	0.35	10/7/09	1,010,000 a	1,010,000
Massachusetts Development Finance
Agency, Revenue (Worcester
Academy Issue) (LOC; Allied
Irish Banks)	0.57	10/7/09	1,200,000 a	1,200,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Amherst
College Issue)	0.27	10/1/09	1,100,000 a	1,100,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Baystate
Medical Center Issue) (LOC;
JPMorgan Chase Bank)	0.27	10/7/09	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Bentley
College Issue) (LOC; JPMorgan
Chase Bank)	0.23	10/7/09	5,400,000 a	5,400,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great

Brook Valley Health Center
Issue) (LOC; TD Bank)	0.32	10/7/09	2,425,000 a	2,425,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (LOC; JPMorgan Chase
Bank)	0.27	10/1/09	1,000,000 a	1,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue) (LOC;
Citibank NA)	0.35	10/7/09	4,000,000 a	4,000,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC; Bank
of America)	0.32	10/7/09	3,235,000 a	3,235,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	0.27	10/1/09	4,300,000 a	4,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.25	10/1/09	500,000 a	500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Wellesley
College Issue)	0.23	10/7/09	3,675,000 a	3,675,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.17	10/7/09	1,467,000 a	1,467,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.35	10/7/09	3,393,000 a	3,393,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Williams
College Issue)	0.53	4/7/10	500,000	500,000
Massachusetts Housing Finance

Agency, Housing Revenue
(Insured; FSA and Liquidity
Facility; Dexia Credit Locale)	0.30	10/7/09	6,900,000 a	6,900,000
Massachusetts Industrial Finance
Agency, IDR, Refunding (Nova
Realty Trust) (LOC; Bank of
America)	0.39	10/7/09	3,000,000 a	3,000,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.31	10/7/09	200,000 a	200,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.25	10/1/09	3,950,000 a	3,950,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.33	10/1/09	5,290,000 a	5,290,000
Rockport,
GO Notes, BAN	1.00	6/25/10	4,450,542	4,468,040
Somerville,
GO Notes, BAN	2.00	12/18/09	4,400,000	4,407,146
Wellesley,
GO Notes (Municipal Purpose
Loan)	3.00	6/1/10	1,611,000	1,637,911

North Carolina--3.6%
North Carolina Educational
Facilities Finance Agency,
Revenue (Johnson C. Smith
University) (LOC; Wells Fargo
Bank)	0.39	10/7/09	3,800,000 a	3,800,000

Total Investments (cost $107,006,996)			100.1%	107,006,996
Liabilities, Less Cash and Receivables			(.1%)	(148,224)
Net Assets			100.0%	106,858,772

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue

PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	107,006,996
Level 3 - Significant Unobservable Inputs	-
Total	107,006,996

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus BASIC New York Municipal Money Market Fund
September 30, 2009 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.6%	Rate (%)	Date	Amount ($)	Value ($)
New York--97.6%
Albany County Airport Authority,
Airport Revenue, Refunding
(LOC; Bank of America)	0.47	10/7/09	4,300,000 a	4,300,000
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project) (LOC;
Citizens Bank of Massachusetts)	2.20	10/7/09	1,445,000 a	1,445,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Corning Preserve/Hudson
Riverfront Development
Project) (LOC; Key Bank)	2.15	10/7/09	1,245,000 a	1,245,000
Amherst Industrial Development
Agency, Multi-Mode Civic
Facility Revenue (Daemen
College Project) (LOC;
Wachovia Bank)	0.34	10/7/09	5,900,000 a	5,900,000
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility) (LOC;
U.S. Bank NA)	0.55	10/7/09	3,055,000 a	3,055,000
Dutchess County Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Lutheran Center at
Poughkeepsie, Inc. Project)
(LOC; Key Bank)	2.15	10/7/09	1,800,000 a	1,800,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.37	10/7/09	4,375,000 a	4,375,000
Eastchester Union Free School
District, GO Notes, TAN	1.00	12/23/09	1,400,000	1,401,588

Edgemont Union Free School
District, GO Notes, TAN	1.00	1/15/10	1,400,000	1,402,206
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.46	10/7/09	3,295,000 a	3,295,000
Fishkill,
GO Notes, BAN	2.00	4/30/10	1,140,000 b	1,146,578
Fort Ann,
GO Notes, BAN	2.75	8/27/10	1,237,000	1,244,079
Hamburg Central School District,
GO Notes, RAN	1.50	11/18/09	1,200,000	1,200,779
Lancaster Industrial Development
Agency, IDR (Jiffy-Tite
Company, Inc. Project) (LOC;
Key Bank)	1.60	10/7/09	1,010,000 a	1,010,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.30	10/7/09	10,225,000 a	10,225,000
Long Island Power Authority,
Electric System General
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.30	10/7/09	2,000,000 a	2,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Bayerische
Landesbank)	0.32	10/1/09	7,000,000 a	7,000,000
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC; Westdeutsche
Landesbank)	0.29	10/1/09	10,000,000 a	10,000,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	0.60	10/7/09	17,600,000 a	17,600,000
Metropolitan Transportation
Authority, RAN	2.00	12/31/09	15,000,000	15,059,856
Metropolitan Transportation

Authority, Transportation
Revenue (LOC; Fortis Bank)	0.38	10/7/09	13,400,000 a	13,400,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
FSA and Liquidity Facility;
Dexia Credit Locale)	0.40	10/7/09	1,000,000 a	1,000,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.45	10/7/09	2,400,000 a	2,400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Bank)	0.45	10/7/09	5,150,000 a	5,150,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions,
Inc. Facility) (LOC; M&T Bank)	2.00	10/7/09	165,000 a	165,000
Nassau County Industrial
Development Agency, Civic
Facility Revenue (North Shore
Hebrew Academy High School
Project) (LOC; Comerica Bank)	0.80	10/7/09	4,580,000 a	4,580,000
Nassau County Industrial
Development Agency, Revenue
(Rockville Centre Housing
Project) (LOC; M&T Bank)	0.50	10/7/09	8,000,000 a	8,000,000
New Rochelle City School District,
GO Notes, TAN	1.50	12/4/09	1,900,000	1,903,708
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.32	10/1/09	11,900,000 a	11,900,000
New York City,
GO Notes (LOC; Bank of America)	0.35	10/7/09	7,950,000 a	7,950,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Abraham
Joshua Heschel High School
Project) (LOC; Allied Irish

Banks)	0.52	10/7/09	5,055,000 a	5,055,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Columbia
Grammar and Preparatory School
Project) (LOC; Allied Irish
Banks)	0.60	10/7/09	4,500,000 a	4,500,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; Allied
Irish Banks)	0.60	10/7/09	11,930,000 a	11,930,000
New York City Industrial
Development Agency, Civic
Facility Revenue
(Spence-Chapin, Services to
Families and Children Project)
(LOC; Allied Irish Banks)	0.60	10/7/09	3,850,000 a	3,850,000
New York City Industrial
Development Agency, Civic
Facility Revenue (The
Allen-Stevenson School
Project) (LOC; Allied Irish
Banks)	0.60	10/7/09	2,905,000 a	2,905,000
New York City Industrial
Development Agency, Civic
Facility Revenue, Refunding
(Federation of Protestant
Welfare Agencies, Inc.
Project) (LOC; Allied Irish
Banks)	0.60	10/7/09	2,755,000 a	2,755,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank
NA)	0.60	10/7/09	3,475,000 a	3,475,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.60	10/7/09	4,890,000 a	4,890,000
New York City Industrial
Development Agency, Special
Facility Revenue (Air Express

International Corporation
Project) (LOC; Citibank NA)	0.35	10/7/09	5,000,000 a	5,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility:
Bayerische Landesbank and
Westdeutsche Landesbank)	0.40	10/6/09	4,000,000	4,000,000
New York City Municipal Water
Finance Authority, CP
(Liquidity Facility; JPMorgan
Chase Bank)	0.35	10/5/09	6,900,000	6,900,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Fortis Bank)	0.32	10/1/09	2,000,000 a	2,000,000
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50	2/1/10	400,000	406,654
New York State Dormitory
Authority, Consolidated
Service Contract Revenue,
Refunding	1.50	7/1/10	2,505,000	2,525,784
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.34	10/7/09	8,700,000 a	8,700,000
New York State Dormitory
Authority, Revenue (Park Ridge
Hospital, Inc.) (LOC; JPMorgan
Chase Bank)	0.37	10/7/09	5,725,000 a	5,725,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens) (LOC;
Citibank NA)	0.29	10/7/09	4,700,000 a	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel
Project) (LOC; JPMorgan Chase
Bank)	0.30	10/7/09	4,800,000 a	4,800,000
New York State Thruway Authority,
Highway and Bridge Trust Fund
Revenue	5.25	4/1/10	1,000,000	1,024,257

New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	3.15	4/1/10	1,500,000	1,520,973
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Revenue	5.00	4/1/10	725,000	740,791
Newburgh Industrial Development
Agency, Civic Facility Revenue
(Community Development
Properties Dubois Street II,
Inc. Project) (LOC; Key Bank)	2.15	10/7/09	10,310,000 a	10,310,000
Ontario County Industrial
Development Agency, Civic
Facility Revenue (CHF-Finger
Lakes, L.L.C. Civic Facility)
(LOC; RBS Citizens NA)	1.60	10/7/09	1,025,000 a	1,025,000
Otsego County Industrial
Development Agency, Civic
Facility Revenue (Noonan
Community Service Corporation
Project) (LOC; FHLB)	0.50	10/7/09	1,100,000 a	1,100,000
Port Authority of New York and New
Jersey, Equipment Notes	0.46	10/7/09	4,000,000 a	4,000,000
Rockland County Industrial
Development Agency, Civic
Facility Revenue (Dominican
College of Blauvelt Project)
(LOC; Commerce Bank NA)	0.30	10/7/09	6,215,000 a	6,215,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.46	10/7/09	3,400,000 a	3,400,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project) (LOC;
M&T Bank)	0.50	10/7/09	2,980,000 a	2,980,000
Saint Lawrence County Industrial
Development Agency, Civic
Facility Revenue
(Canton-Potsdam Hospital
Project) (LOC; Key Bank)	2.15	10/7/09	9,945,000 a	9,945,000
Syracuse Industrial Development

Agency, Civic Facility Revenue
(Crouse Health Hospital, Inc.
Project) (LOC; Key Bank)	1.90	10/7/09	3,410,000 a	3,410,000
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; HSBC Bank USA)	1.50	10/7/09	3,735,000 a	3,735,000
Valhalla Union Free School
District, GO Notes, TAN	1.00	2/2/10	1,000,000	1,001,204
Westchester County Health Care
Corporation, CP (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale
and LOC; Westchester County)	1.65	10/6/09	5,000,000	5,000,000

U.S. Related--2.0%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing
Authority, Environmental
Control Facilities Revenue
(Bristol-Myers Squibb Company
Project)	0.40	10/7/09	4,400,000 a	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank
NA)	0.37	10/7/09	1,550,000 a,c	1,550,000

Total Investments (cost $296,628,457)			99.6%	296,628,457
Cash and Receivables (Net)			.4%	1,224,337
Net Assets			100.0%	297,852,794

a	Variable rate demand note - rate shown is the interest rate in effect at September 30, 2009. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Purchased on a delayed delivery basis.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, this security amounted to $1,550,000 or .5% of net assets.

At September 30, 2009, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association Of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement	CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company	CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Markets Assurance Corporation	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LOC	Letter of Credit
LOR	Limited Obligation Revenue	LR	Lease Revenue
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes

RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of September 30, 2009 in valuing the fund's investments:

Valuation Inputs	Investments in Securities ($)
Level 1 - Quoted Prices	-
Level 2 - Other Significant Observable Inputs	296,628,457
Level 3 - Significant Unobservable Inputs	-
Total	296,628,457

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Codification has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the portfolio’s policy to maintain a continuous net asset value per share of $1.00; the portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the portfolio will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the portfolio’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	November 19, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	November 19, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)